Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives, Property and Equipment, Net (Details)	Jun. 30, 2026
Electronic Equipment [Member]
Schedule of Estimated Useful Lives, Property and Equipment, Net [Line Items]
Estimated useful lives	3 years
Vehicles [Member]
Schedule of Estimated Useful Lives, Property and Equipment, Net [Line Items]
Estimated useful lives	10 years